Investments in Marketable Securities and Other Investments	12 Months Ended
Dec. 31, 2013
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Investments in Marketable Securities and Other Investments

NOTE 11 — Investments in Marketable Securities and Other Investments

Investments in marketable securities and other investments consisted of the following (in millions):

	December 31,
	2013	2012
Marketable securities:
U.S. Treasury and agency securities — maturing within one year	$2.5	$6.5
U.S. Treasury and agency securities — maturing within two years	—	2.5

Total marketable securities	$2.5	$9.0

Investments and other assets:
Equity method investments	$12.3	$9.6
Cost method and other long-term investments	1.0	1.0
Taxes receivable	57.7	—
Other assets	66.5	80.6

Total investments and other assets	$137.5	$91.2

The Company’s marketable securities and other long-term investments are classified as available-for-sale and are recorded at fair value based on quoted market prices using the specific identification method. These investments are classified as either current or non-current, as appropriate, in the Company’s consolidated balance sheets.

The following table provides a summary of the fair value and unrealized gains (losses) related to the Company’s available-for-sale securities classified as current assets (in millions):

At December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. treasury and agency securities	$2.5	$—	$—	$2.5

Total	$2.5	$—	$—	$2.5

At December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. treasury and agency securities	$9.0	$—	$—	$9.0

Total	$9.0	$—	$—	$9.0

Current Investments

The Company invests in U.S. treasury and agency securities. These investments are included in marketable securities on the Company’s consolidated balance sheets at December 31, 2013 and 2012. Current investments are classified as available-for-sale and are recorded at fair value based on quoted market prices.

Investment in Equity Method Investments

The Company’s equity method investments at December 31, 2013 consist of various equity method investments in privately held companies.

Cost Method Investments

The Company’s cost method investments consist primarily of investments in common shares of a number of private and public companies where its ownership interest is less than 20% or where it does not have the ability to exercise significant influence.

The movements in long-term investments were as follows (in millions):

	Equity Method	Cost Method
Balance at December 31, 2012	$9.6	$1.0

Additions	5.6	—
Distributions	(3.3)	—
Impairment	—	—
Foreign currency	0.4	—

Balance at December 31, 2013	$12.3	$1.0

Other Assets

Other assets include security and equipment deposits and deferred financing fees, net of amortization.